Disclosure of detailed information about continuity of convertible debt (Details) - USD ($)	6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance	$ 9,951,496	$ 10,793,459
Issuances		4,282,477
Exchange of EB Loan for Amended EB Loan		5,043,103
Exchange of Amended EB Loan for EB CD		2,462,209
Conversion - common shares issued		(11,911,875)
Conversion - warrants issued		(4,275,473)
Interest expense	362,373	472,190
Accrued interest on conversion / interest payments	(375,000)	(507,717)
Effect of foreign exchange	(12,046)	54,085
Change in fair value	(1,976,934)	7,863,649
Total convertible debt obligation ending balance	7,949,889	14,276,107
Less than one year	2,584,800
Greater than one year	5,365,089
Total convertible debt obligation ending balance	7,949,889	14,276,107
2019 Series Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance	914,428	2,121,869
Issuances
Exchange of EB Loan for Amended EB Loan
Exchange of Amended EB Loan for EB CD
Conversion - common shares issued		(183,879)
Conversion - warrants issued		(154,265)
Interest expense	13,195	37,584
Accrued interest on conversion / interest payments		(15,849)
Effect of foreign exchange	(12,046)	54,085
Change in fair value	(381,765)	1,656,768
Total convertible debt obligation ending balance	533,812	3,516,313
Less than one year	533,812
Greater than one year
Total convertible debt obligation ending balance	533,812	3,516,313
2020 Series Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance	2,097,127	8,671,590
Issuances		4,282,477
Exchange of EB Loan for Amended EB Loan
Exchange of Amended EB Loan for EB CD
Conversion - common shares issued		(11,727,996)
Conversion - warrants issued		(4,121,208)
Interest expense	99,178	295,896
Accrued interest on conversion / interest payments		(241,868)
Effect of foreign exchange
Change in fair value	(145,317)	5,827,548
Total convertible debt obligation ending balance	2,050,988	2,986,439
Less than one year	2,050,988
Total convertible debt obligation ending balance	2,050,988	2,986,439
Amended EB loan [Member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance
Exchange of EB Loan for Amended EB Loan		5,043,103
Exchange of Amended EB Loan for EB CD		(4,931,813)
Conversion - common shares issued
Conversion - warrants issued
Interest expense		138,710
Accrued interest on conversion / interest payments		(250,000)
Effect of foreign exchange
Change in fair value
Total convertible debt obligation ending balance
Total convertible debt obligation ending balance
EB CD [Member]
IfrsStatementLineItems [Line Items]
Total convertible debt obligation beginning balance	6,939,941
Exchange of EB Loan for Amended EB Loan
Exchange of Amended EB Loan for EB CD		7,394,022
Conversion - common shares issued
Conversion - warrants issued
Interest expense	250,000
Accrued interest on conversion / interest payments	(375,000)
Effect of foreign exchange
Change in fair value	(1,449,852)	379,333
Total convertible debt obligation ending balance	5,365,089	7,773,355
Less than one year
Greater than one year	5,365,089
Total convertible debt obligation ending balance	$ 5,365,089	$ 7,773,355